MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Defined contribution plan expenses	$ 10.0	$ 5.7	$ 3.7
Aggregate balance of statutory common reserves	171.7	$ 149.5	$ 58.2
Restrictions of statutory reserves	$ 3,090.3